Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, except for the events mentioned below, the Group did not identify any subsequent events with material financial impact on the Group’s consolidated financial statements.

The Group obtained additional borrowings from Lim Soon Huat in an aggregate amount of US$2,544,199(SGD 3,271,586) from Decemeber 31, 2025 to April 28, 2026. These borrowings are interest-free and have no fixed repayment terms.

The Group made additional drawdown within the available facility under the Facility Agreement entered with Firmus Tactical Opportunities Fund I on July 20, 2025. The additional drawdown comprised US$233,300 (SGD 300,000) on January 7, 2026 and US$443,269 (SGD 570,000) on February 24, 2026.

Effective from April 24, 2026, the Company changed the ratio of its American Depositary Shares (“ADSs”) to its Class B ordinary shares from the previous ratio of one (1) ADS representing eight (8) Class B ordinary shares to a new ratio of one (1) ADS representing two hundred and forty (240) Class B ordinary shares (the “ADS Ratio Change”).

For the Company’s ADS holders, the ADS Ratio Change had the same effect as a one-for-thirty (1-for-30) reverse ADS split. The ADS Ratio Change did not impact the Company’s underlying Class B ordinary shares, and no new ordinary shares were issued in connection with the ADS Ratio Change. The Company has reflected this change in the calculation of earnings per ADS for subsequent periods.